Distribution Date: Oct 25, 2006
DISTRIBUTION PACKAGE
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
Diana J. Kenneally
Account Administrator
617-603-6406
503-258-5962
diana.kenneally@usbank.com
N/A
Aurora Loan Services Inc
September 25, 2006
August 31, 2006
August 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Diana Kenneally
Account Administrator
(617) 603-6474
diana.kenneally@usbank.com
Distribution Date
25-Oct-06
Determination Date 18-Oct-06 Accrual Periods: Begin End
Record Date - X, P, R, C 30-Sep-06 Libor Certificates 9/25/2006 10/24/2006
Record Date - others 24-Oct-06 Others 9/1/2006 9/30/2006
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
A1-A 5.43000% $260,394,000.00 $260,267,258.99 $2,584,255.53 $1,177,709.35 $3,761,964.88 0.00 $0.00 $257,683,003.46
A1-B 5.45000% $28,933,000.00 $28,918,917.50 $287,142.81 $131,340.08 $418,482.89 0.00 $0.00 $28,631,774.69
A2-A 5.49500% $121,992,000.00 $121,992,000.00 $0.00 $558,621.70 $558,621.70 0.00 $0.00 $121,992,000.00
A2-B 5.53000% $13,554,000.00 $13,554,000.00 $0.00 $62,461.35 $62,461.35 0.00 $0.00 $13,554,000.00
A3-A 5.54500% $190,914,000.00 $190,914,000.00 $0.00 $882,181.78 $882,181.78 0.00 $0.00 $190,914,000.00
A3-B 5.59000% $21,213,000.00 $21,213,000.00 $0.00 $98,817.23 $98,817.23 0.00 $0.00 $21,213,000.00
A4-A 5.65000% $11,700,000.00 $11,700,000.00 $0.00 $55,087.50 $55,087.50 0.00 $0.00 $11,700,000.00
A4-B 5.71000% $1,300,000.00 $1,300,000.00 $0.00 $6,185.83 $6,185.83 0.00 $0.00 $1,300,000.00
A5 5.55500% $200,000,000.00 $199,956,669.69 $883,507.18 $925,632.75 $1,809,139.93 0.00 $0.00 $199,073,162.51
A6-A 5.51000% $197,600,000.00 $197,557,189.65 $872,905.10 $907,116.76 $1,780,021.86 0.00 $0.00 $196,684,284.55
A6-B 5.57000% $65,868,000.00 $65,853,729.60 $290,974.26 $305,671.06 $596,645.32 0.00 $0.00 $65,562,755.34
A6-C 5.62000% $28,817,000.00 $28,810,756.75 $127,300.13 $134,930.38 $262,230.51 0.00 $0.00 $28,683,456.62
N/A 5.33000% $0.00 $0.00 $0.00 $0.00 $0.00 0.00 $0.00 $0.00
N/A 5.33000% $0.00 $0.00 $0.00 $0.00 $0.00 0.00 $0.00 $0.00
M1 5.74000% $48,265,000.00 $48,265,000.00 $0.00 $230,867.58 $230,867.58 0.00 $0.00 $48,265,000.00
M2 5.76000% $25,741,000.00 $25,741,000.00 $0.00 $123,556.80 $123,556.80 0.00 $0.00 $25,741,000.00
M3 5.79000% $9,653,000.00 $9,653,000.00 $0.00 $46,575.73 $46,575.73 0.00 $0.00 $9,653,000.00
M4 5.95000% $6,435,000.00 $6,435,000.00 $0.00 $31,906.88 $31,906.88 0.00 $0.00 $6,435,000.00
M5 6.00000% $9,653,000.00 $9,653,000.00 $0.00 $48,265.00 $48,265.00 0.00 $0.00 $9,653,000.00
M6 6.13000% $6,435,000.00 $6,435,000.00 $0.00 $32,872.13 $32,872.13 0.00 $0.00 $6,435,000.00
M7 6.03000% $9,652,000.00 $9,652,000.00 $0.00 $48,501.30 $48,501.30 0.00 $0.00 $9,652,000.00
M8 6.43000% $9,009,000.00 $9,009,000.00 $0.00 $48,273.23 $48,273.23 0.00 $0.00 $9,009,000.00
M9 7.03000% $7,720,000.00 $7,720,000.00 $0.00 $45,226.33 $45,226.33 0.00 $0.00 $7,720,000.00
M10 7.08000% $5,793,000.00 $5,793,000.00 $0.00 $34,178.70 $34,178.70 0.00 $0.00 $5,793,000.00
X N/A $6,441,812.50 $6,435,414.06 $0.00 $2,245,323.87 $2,245,323.87 N/A N/A $6,435,414.06
P N/A $0.00 $0.00 $0.00 $48,422.70 $48,422.70 N/A N/A $0.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
C N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.01
Totals: $1,287,082,812.50 $1,286,828,936.25 $5,046,085.01 $8,229,726.02 $13,275,811.03 $0.00 $0.00 $1,281,782,851.24
(1) Reflects the application of Net Funds Cap
(2) Deferred Interest reduces interest paid and increases Ending Balance
Amounts Per 1,000:
Applied
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
A1-A 39539FAA2 $999.51327216 $9.92440506 $4.52279757 $0.00000000 $989.58886710 LIBOR 5.33000%
A1-B 39539FAB0 $999.51327215 $9.92440500 $4.53945598 $0.00000000 $989.58886704 SWAP LIBOR
A2-A 39539FAC8 $1,000.00000000 $0.00000000 $4.57916667 $0.00000000 $1,000.00000000
A2-B 39539FAD6 $1,000.00000000 $0.00000000 $4.60833333 $0.00000000 $1,000.00000000
A3-A 39539FAE4 $1,000.00000000 $0.00000000 $4.62083336 $0.00000000 $1,000.00000000
A3-B 39539FAF1 $1,000.00000000 $0.00000000 $4.65833357 $0.00000000 $1,000.00000000
A4-A 39539FAG9 $1,000.00000000 $0.00000000 $4.70833333 $0.00000000 $1,000.00000000
A4-B 39539FAH7 $1,000.00000000 $0.00000000 $4.75833077 $0.00000000 $1,000.00000000
A5 39539FAJ3 $999.78334845 $4.41753590 $4.62816375 $0.00000000 $995.36581255
A6-A 39539FAK0 $999.78334843 $4.41753593 $4.59067186 $0.00000000 $995.36581250
A6-B 39539FAL8 $999.78334852 $4.41753598 $4.64066102 $0.00000000 $995.36581253
A6-C 39539FAM6 $999.78334837 $4.41753583 $4.68231877 $0.00000000 $995.36581254
M1 39539FAN4 $1,000.00000000 $0.00000000 $4.78333326 $0.00000000 $1,000.00000000
M2 39539FAP9 $1,000.00000000 $0.00000000 $4.80000000 $0.00000000 $1,000.00000000
M3 39539FAQ7 $1,000.00000000 $0.00000000 $4.82500052 $0.00000000 $1,000.00000000
M4 39539FAR5 $1,000.00000000 $0.00000000 $4.95833411 $0.00000000 $1,000.00000000
M5 39539FAS3 $1,000.00000000 $0.00000000 $5.00000000 $0.00000000 $1,000.00000000
M6 39539FAT1 $1,000.00000000 $0.00000000 $5.10833411 $0.00000000 $1,000.00000000
M7 39539FAU8 $1,000.00000000 $0.00000000 $5.02500000 $0.00000000 $1,000.00000000
M8 39539FAV6 $1,000.00000000 $0.00000000 $5.35833389 $0.00000000 $1,000.00000000
M9 39539FAW4 $1,000.00000000 $0.00000000 $5.85833290 $0.00000000 $1,000.00000000
M10 39539FAX2 $1,000.00000000 $0.00000000 $5.90000000 $0.00000000 $1,000.00000000
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR4
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Diana Kenneally
Account Administrator
(617) 603-6474
diana.kenneally@usbank.com
Distribution Date
25-Oct-06
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR4
STATEMENT TO CERTIFICATEHOLDERS
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
A1-A 5.43000% $1,177,709.35 $0.00 $0.00 $0.00 $0.00 $0.00 $1,177,709.35 $0.00
A1-B 5.45000% $131,340.08 $0.00 $0.00 $0.00 $0.00 $0.00 $131,340.08 $0.00
A2-A 5.49500% $558,621.70 $0.00 $0.00 $0.00 $0.00 $0.00 $558,621.70 $0.00
A2-B 5.53000% $62,461.35 $0.00 $0.00 $0.00 $0.00 $0.00 $62,461.35 $0.00
A3-A 5.54500% $882,181.78 $0.00 $0.00 $0.00 $0.00 $0.00 $882,181.78 $0.00
A3-B 5.59000% $98,817.23 $0.00 $0.00 $0.00 $0.00 $0.00 $98,817.23 $0.00
A4-A 5.65000% $55,087.50 $0.00 $0.00 $0.00 $0.00 $0.00 $55,087.50 $0.00
A4-B 5.71000% $6,185.83 $0.00 $0.00 $0.00 $0.00 $0.00 $6,185.83 $0.00
A5 5.55500% $925,632.75 $0.00 $0.00 $0.00 $0.00 $0.00 $925,632.75 $0.00
A6-A 5.51000% $907,116.76 $0.00 $0.00 $0.00 $0.00 $0.00 $907,116.76 $0.00
A6-B 5.57000% $305,671.06 $0.00 $0.00 $0.00 $0.00 $0.00 $305,671.06 $0.00
A6-C 5.62000% $134,930.38 $0.00 $0.00 $0.00 $0.00 $0.00 $134,930.38 $0.00
M1 5.74000% $230,867.58 $0.00 $0.00 $0.00 $0.00 $0.00 $230,867.58 $0.00
M2 5.76000% $123,556.80 $0.00 $0.00 $0.00 $0.00 $0.00 $123,556.80 $0.00
M3 5.79000% $46,575.73 $0.00 $0.00 $0.00 $0.00 $0.00 $46,575.73 $0.00
M4 5.95000% $31,906.88 $0.00 $0.00 $0.00 $0.00 $0.00 $31,906.88 $0.00
M5 6.00000% $48,265.00 $0.00 $0.00 $0.00 $0.00 $0.00 $48,265.00 $0.00
M6 6.13000% $32,872.13 $0.00 $0.00 $0.00 $0.00 $0.00 $32,872.13 $0.00
M7 6.03000% $48,501.30 $0.00 $0.00 $0.00 $0.00 $0.00 $48,501.30 $0.00
M8 6.43000% $48,273.23 $0.00 $0.00 $0.00 $0.00 $0.00 $48,273.23 $0.00
M9 7.03000% $45,226.33 $0.00 $0.00 $0.00 $0.00 $0.00 $45,226.33 $0.00
M10 7.08000% $34,178.70 $0.00 $0.00 $0.00 $0.00 $0.00 $34,178.70 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (represents interest payable to Remic 2 Regular Interests)
(2) Represents non-Remic 2 Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic 2 Regular Interest payments to the Class X
(3) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
A1-A $0.00 $0.00 $0.00 $0.00 $0.00
A1-B $0.00 $0.00 $0.00 $0.00 $0.00
A2-A $0.00 $0.00 $0.00 $0.00 $0.00
A2-B $0.00 $0.00 $0.00 $0.00 $0.00
A3-A $0.00 $0.00 $0.00 $0.00 $0.00
A3-B $0.00 $0.00 $0.00 $0.00 $0.00
A4-A $0.00 $0.00 $0.00 $0.00 $0.00
A4-B $0.00 $0.00 $0.00 $0.00 $0.00
A5 $0.00 $0.00 $0.00 $0.00 $0.00
A6-A $0.00 $0.00 $0.00 $0.00 $0.00
A6-B $0.00 $0.00 $0.00 $0.00 $0.00
A6-C $0.00 $0.00 $0.00 $0.00 $0.00
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
M9 $0.00 $0.00 $0.00 $0.00 $0.00
M10 $0.00 $0.00 $0.00 $0.00 $0.00
Capitalized Interest Amount:
Reconciliation:
Beginning Amount 0.00 Available funds (A):
Withdrawal: to cover Basis Risk 0.00 Servicer remittance 13,275,811.03
Withdrawal: to Depositor 0.00 Funds from Capitalized Interest Amount 0.00
Ending Amount 0.00 Net Funds from Basis Risk account 0.00
Net Funds from Supplemental Interest Account N/A
Net Payments to Trust from Swap Counterparty N/A
Basis Risk Account:
13,275,811.03
Beginning Balance 0.00
Deposit / Withdrawal : Income to X 0.00 Distributions (B):
Deposit : Required Amount from waterfall 0.00 Total interest distributed 8,229,726.02
Withdrawal: to cover Basis Risk shortfalls 0.00 Total principal distributed 5,046,085.01
Withdrawal: to X when Libor certs reduced to zero 0.00 Net Deposits to Basis Risk account 0.00
Ending Balance 0.00 Net Payments to Counterparty from Swap Trust 0.00
13,275,811.03
(A) - (B): 0.00
Miscellaneous:
Group1
Group2
Total
Cumulative Recoveries 0.00 0.00 0.00
A) Advances required to be made by Servicer 3,717,550.41 0.00 3,717,550.41
B) Advances actually made by Servicer 3,717,550.41 0.00 3,717,550.41
C) Excess of A over B 0.00 0.00 0.00
Cumulative Payments to following bonds:
Class C
0.00
Class X 4,008,556.47
Class R 0.00
Interest Remittance Amount 8,181,303.32
Principal Remittance Amount 5,046,085.01
Principal Distribution Amount 5,046,085.01
Funds Shortfall 0.00
ACCOUNT ACTIVITY

Contact:
Diana Kenneally
Account Administrator
(617) 603-6474
diana.kenneally@usbank.com
Distribution Date
25-Oct-06
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR4
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 6,435,414.06
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Target Overcollateralization Amount 6,435,414.06
B) Ending Collateral Balance 1,281,782,851.23 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 0.000% Overcollateralization release amount 0.00
D) Rolling Three Month Delinquency Rate 0.000%
E) Applicable Delinquency Event trigger limit 2.768%
F) Cumulative Realized Losses 0.00
Excess interest distributions:
G) Original Collateral Balance 1,287,082,812.50 Excess available interest (A): 2,245,323.87
H) Cumulative Loss % ( F / G) 0.000% Overcollateralization release amount 0.00
I) Applicable Cumulative Loss Limit % (not applicable until September 2009) 100.000% 1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
A Trigger Event will occur if either (1) or (2) is True: 3) Basis Risk Payments 0.00
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (C>=E): NO 4) Remaining Amounts to X 2,245,323.87
For Distribution Dates prior to August 2012, 32.60% (B): 2,245,323.87
For Distribution Dates on or after August 2012, 40.70%
2) Cumultive Loss % exceeds applicable % (H > I)
NO (A)-(B): 0.00
NO
Stepdown Date:
Relevant information:
Senior Enhancement Percentage
11.296%
Senior Enhancement Percentage for purposes of Stepdown 11.296%
The later to occur of:
(x) the Distribution Date in September 2009
NO
(y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO
(i) prior to the Distribution Date in September 2012, 24.5%
(ii) on or after the Distribution Date in September 2012, 31.00%
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Oct 25, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,286,828,936.24
9,414,507.87
4,368,422.86
0.00
1,281,782,851.23
0.00
8,919,219.49
495,288.38
0.00
0.00
9,414,507.87
8,541,592.30
402,134.36
4,368,422.86
-41,845.38
0.00
0.00
0.00
3,812,880.46
48,422.70
0.00
13,275,811.03
3,647
3,626
0.9958821909
7.96525%
7.59025%
11.29832%
0.00
3,647
1,281,782,851.23
0.00
0.00
0.00
1,449,667.63
4
0
0.00
0.00
402,134.36
0.00
0.00
0.00
0.00
0.00

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance
%
0K to 99.99K
126 9,490,937.14 0.74%
100K to 199.99K
695 108,966,412.81 8.50%
200K to 299.99K
906 223,442,931.73 17.43%
300K to 399.99K
683 236,137,686.01 18.42%
400K to 499.99K
519 232,382,956.27 18.13%
500K to 599.99K
328 178,202,254.67 13.90%
600K to 699.99K
190 121,406,144.71 9.47%
700K to 799.99K
61 45,262,500.21 3.53%
800K to 899.99K
32 27,120,471.29 2.12%
900K to 999.99K
31 29,484,648.98 2.30%
1000K to 1099.99K
23 23,316,077.46 1.82%
1100K to 1199.99K
6 6,824,485.41 0.53%
1200K to 1299.99K
7 8,775,330.00 0.68%
1300K to 1399.99K
7 9,348,029.33 0.73%
1400K to 1499.99K
3 4,329,514.53 0.34%
1500K to 1599.99K
3 4,568,939.72 0.36%
1600K to 1699.99K
1 1,645,143.57 0.13%
1700K to 1799.99K
1 1,792,929.60 0.14%
1800K to 1899.99K
1 1,840,115.15 0.14%
1900K to 1999.99K
1 1,936,189.67 0.15%
2000K to 2099.99K
1 2,006,928.19 0.16%
3500K to 3599.99K
1 3,502,224.78 0.27%
Total
3,626
1,281,782,851.23
100.00%
Remaining Principal Balance
Balance

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1600K to 1699.99K 1700K to 1799.99K 1800K to 1899.99K 1900K to 1999.99K 2000K to 2099.99K 3500K to 3599.99K
Balance
Count
Balance ($)
%
6.50% - 6.99%
12 3,328,302.98 0.26%
7.00% - 7.49%
251 89,439,525.38 6.98%
7.50% - 7.99%
1,027 400,312,272.00 31.23%
8.00% - 8.49%
2,069 715,398,340.12 55.81%
8.50% - 8.99%
267 73,304,410.75 5.72%
Total
3,626
1,281,782,851.23
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.96%
Count
Balance ($)
%
2.00% - 2.99%
544 204,169,477.85 15.93%
3.00% - 3.99%
3,082 1,077,613,373.38 84.07%
Total
3,626
1,281,782,851.23
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.28%

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
2.00% - 2.99%
544 204,169,477.85 15.93%
3.00% - 3.99%
3,082 1,077,613,373.38 84.07%
Total
3,626
1,281,782,851.23
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.28%
Count
Balance ($)
%
9.00% - 9.99%
536 204,128,509.74 15.93%
10.00% - 10.99%
1 984,174.43 0.08%
12.00% - 12.99%
3,089 1,076,670,167.06 84.00%
Total
3,626
1,281,782,851.23
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.67%
Count
Balance ($)
%
1
3,626 1,281,782,851.23 100.00%
Total
3,626
1,281,782,851.23
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
12
3,626 1,281,782,851.23 100.00%
Total
3,626
1,281,782,851.23
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
1 Month LIBOR
351 102,752,123.85 8.02%
1 Year MTA
3,275 1,179,030,727.38 91.98%
Total
3,626
1,281,782,851.23
100.00%
Indices
Index

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
2 Units
169 58,109,587.48 4.53%
3 Units
60 25,218,904.41 1.97%
4 Units
110 45,065,071.43 3.52%
Condominium
18 5,277,213.58 0.41%
Cooperative
1 284,983.79 0.02%
High Rise Condo
56 20,685,514.93 1.61%
Low Rise Condo
364 91,925,279.60 7.17%
Mid Rise Condo
28 8,976,118.82 0.70%
Planned Unit Development
690 246,089,682.60 19.20%
Single Family
2,130 780,150,494.59 60.86%
Total
3,626
1,281,782,851.23
100.00%
Property Type
Type
Count
Balance ($)
%
2005
1 282,059.29 0.02%
2006
3,625 1,281,500,791.94 99.98%
Total
3,626
1,281,782,851.23
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
15.00%-19.99%
1 201,985.28 0.02%
20.00%-24.99%
3 707,087.95 0.06%
25.00%-29.99%
4 1,036,231.15 0.08%
30.00%-34.99%
7 1,228,814.80 0.10%
35.00%-39.99%
10 5,304,058.60 0.41%
40.00%-44.99%
15 5,145,491.61 0.40%
45.00%-49.99%
20 5,854,632.08 0.46%
50.00%-54.99%
27 8,565,252.38 0.67%
55.00%-59.99%
36 12,046,165.45 0.94%
60.00%-64.99%
59 21,914,087.82 1.71%
65.00%-69.99%
126 53,218,045.33 4.15%
70.00%-74.99%
239 91,215,898.65 7.12%
75.00%-79.99%
817 284,760,741.69 22.22%
80.00%-84.99%
2,147 761,913,223.71 59.44%
85.00%-89.99%
39 9,527,741.09 0.74%
90.00%-94.99%
62 14,562,788.15 1.14%
95.00%-99.99%
14 4,580,605.49 0.36%
Total
3,626
1,281,782,851.23
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
Count
Balance ($)
%
337 - 360
2,494 843,999,639.20 65.85%
457 - 480
1,132 437,783,212.03 34.15%
Total
3,626
1,281,782,851.23
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 398

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
337 - 360
2,494 843,999,639.20 65.85%
457 - 480
1,132 437,783,212.03 34.15%
Total
3,626
1,281,782,851.23
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 398
Count
Balance ($)
%
337 - 360
2,494 843,999,639.20 65.85%
457 - 480
1,132 437,783,212.03 34.15%
Total
3,626
1,281,782,851.23
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 401
Count
Balance ($)
%
337 - 360
2,494 843,999,639.20 65.85%
457 - 480
1,132 437,783,212.03 34.15%
Total
3,626
1,281,782,851.23
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 401

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
ALABAMA
1 343,719.44 0.03%
ARIZONA
205 54,286,625.82 4.24%
CALIFORNIA
1,520 689,711,236.05 53.81%
COLORADO
80 17,547,835.19 1.37%
CONNECTICUT
14 5,902,226.97 0.46%
DELAWARE
8 1,649,099.75 0.13%
DISTRICT OF COLUMBIA
14 4,696,048.55 0.37%
FLORIDA
338 92,925,457.27 7.25%
GEORGIA
60 13,716,381.65 1.07%
IDAHO
26 5,110,484.46 0.40%
ILLINOIS
42 12,474,221.99 0.97%
INDIANA
7 1,328,757.85 0.10%
IOWA
4 584,346.66 0.05%
KANSAS
2 174,679.27 0.01%
LOUISIANA
1 132,013.74 0.01%
MARYLAND
110 35,833,563.59 2.80%
MASSACHUSETTS
43 14,393,902.12 1.12%
MICHIGAN
52 10,321,397.29 0.81%
MINNESOTA
67 17,934,448.36 1.40%
MISSISSIPPI
1 100,450.82 0.01%
MISSOURI
17 3,727,275.61 0.29%
MONTANA
2 354,354.31 0.03%
NEBRASKA
4 492,762.81 0.04%
NEVADA
133 44,024,042.55 3.43%
NEW JERSEY
126 44,772,653.22 3.49%
NEW MEXICO
21 4,746,812.37 0.37%
NEW YORK
65 29,028,784.97 2.26%
NORTH CAROLINA
20 5,948,619.29 0.46%
NORTH DAKOTA
8 769,740.38 0.06%
OHIO
31 5,327,733.54 0.42%
OKLAHOMA
1 118,357.41 0.01%
OREGON
81 20,740,195.56 1.62%
PENNSYLVANIA
36 9,657,731.47 0.75%
RHODE ISLAND
1 188,847.56 0.01%
SOUTH CAROLINA
4 426,492.91 0.03%
TENNESSEE
18 2,884,604.03 0.23%
TEXAS
59 9,302,390.24 0.73%
UTAH
69 15,166,077.52 1.18%
VIRGINIA
106 38,604,492.47 3.01%
WASHINGTON
225 65,865,179.91 5.14%
WISCONSIN
4 468,806.26 0.04%
Total
3,626
1,281,782,851.23
100.00%
Geographic Distribution by State
State

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
WASHINGTON
ARIZONA
NEW JERSEY
NEVADA
VIRGINIA
MARYLAND
NEW YORK
OREGON
MINNESOTA
COLORADO
UTAH
MASSACHUSETTS
GEORGIA
ILLINOIS
MICHIGAN
PENNSYLVANIA
TEXAS
NORTH CAROLINA
CONNECTICUT
OHIO
IDAHO
NEW MEXICO
DISTRICT OF
COLUMBIA
MISSOURI
TENNESSEE
DELAWARE
INDIANA
NORTH DAKOTA
IOWA
NEBRASKA
WISCONSIN
SOUTH CAROLINA
MONTANA
ALABAMA
RHODE ISLAND
KANSAS
LOUISIANA
OKLAHOMA
MISSISSIPPI
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,613
1,278,131,455.20
99.72%
1,273,914,507.30
13
3,651,396.03
0.28%
3,631,972.74
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,626
1,281,782,851.23
1,277,546,480.04
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,613
1,278,131,455.20
99.72%
1,273,914,507.30
13
3,651,396.03
0.28%
3,631,972.74
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,626
1,281,782,851.23
100.00%
1,277,546,480.04
Current
30 - 59
days
Current 99.7%
30 - 59 days 0.3%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
13 3,651,396.03 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
13
3,651,396.03
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
13
3,651,396.03
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
13
3,651,396.03
100.00%
100.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Oct 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
October 2006
Count
Balance ($)
30 - 59 days
13 3,651,396.03
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Oct 25, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Current
8.43%
9,414,507.87
Life CPR
6.24%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
9/
1/
20
06
10
/1
/2
00
6
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
9/
1/
20
06
10
/1
/2
00
6
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
9/
1/
20
06
10
/1
/2
00
6
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
9/
1/
20
06
10
/1
/2
00
6
Group 1
Total
Amount ($)

Distribution Date: Oct 25, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Oct 25, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Oct 25, 2006
REO LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Oct 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
21 8,867,650.00 8,919,219.49 0.00 1,286,828,936.24
0.69%
99.31%
1
Prepayment 0.69%
Liquidation 0.00%
Beginning Balance 99.31%
Total: 100.00%
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121275630 376,800.00 377,458.50 378,715.88 0.00 0.00 0.00 Voluntary PIF 09/26/2006 0.00 7.625% 0.00
121276034 129,600.00 129,722.79 130,157.26 0.00 0.00 0.00 Voluntary PIF 09/19/2006 0.00 7.875% 0.00
121647259 1,836,000.00 1,837,357.85 1,843,510.21 0.00 0.00 0.00 Voluntary PIF 09/05/2006 0.00 7.875% 0.00
121647572 292,000.00 292,756.50 294,061.36 0.00 0.00 0.00 Voluntary PIF 09/27/2006 0.00 8.375% 9,782.00
121648638 458,400.00 459,158.69 460,860.21 0.00 0.00 0.00 Voluntary PIF 09/26/2006 0.00 8.875% 16,273.20
121263826 174,000.00 174,121.90 174,741.20 0.00 0.00 0.00 Voluntary PIF 09/27/2006 0.00 8.125% 0.00
121269203 362,000.00 363,904.94 365,258.30 0.00 0.00 0.00 Voluntary PIF 09/01/2006 0.00 8.875% 0.00
121271787 250,000.00 250,340.76 251,283.83 0.00 0.00 0.00 Voluntary PIF 09/27/2006 0.00 8.375% 0.00
121278006 341,000.00 343,202.68 344,520.22 0.00 0.00 0.00 Voluntary PIF 09/19/2006 0.00 8.875% 0.00
120458781 480,000.00 482,112.72 483,602.85 0.00 0.00 0.00 Voluntary PIF 09/28/2006 0.00 8.125% 0.00
121270300 640,000.00 640,597.02 642,875.91 0.00 0.00 0.00 Voluntary PIF 09/28/2006 0.00 8.125% 0.00
121646764 214,200.00 214,376.39 215,036.18 0.00 0.00 0.00 Voluntary PIF 09/29/2006 0.00 8.125% 0.00
121647408 600,000.00 600,951.64 602,810.74 0.00 0.00 0.00 Voluntary PIF 09/15/2006 0.00 7.500% 0.00
121647523 285,000.00 284,793.48 285,678.85 0.00 0.00 0.00 Voluntary PIF 09/26/2006 0.00 7.875% 8,977.50
120014410 459,000.00 463,976.66 465,381.76 0.00 0.00 0.00 Voluntary PIF 09/06/2006 0.00 7.875% 0.00
121260467 156,000.00 156,817.35 157,426.38 0.00 0.00 0.00 Voluntary PIF 09/05/2006 0.00 8.500% 0.00
121262356 392,000.00 392,852.55 394,521.29 0.00 0.00 0.00 Voluntary PIF 09/12/2006 0.00 8.125% 0.00
121267090 100,000.00 100,299.59 100,738.56 0.00 0.00 0.00 Voluntary PIF 09/29/2006 0.00 8.875% 0.00
121636666 177,900.00 178,004.59 178,582.00 0.00 0.00 0.00 Voluntary PIF 09/27/2006 0.00 7.750% 0.00
121644520 412,000.00 412,958.96 414,713.27 0.00 0.00 0.00 Voluntary PIF 09/26/2006 0.00 8.125% 13,390.00
121649016 731,750.00 732,291.17 734,743.23 0.00 0.00 0.00 Voluntary PIF 09/20/2006 0.00 7.875% 0.00

Distribution Date: Oct 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Total:
21
8,867,650.00
8,888,056.73
0.00
8,919,219.49
0.00
0.00
0.00
48,422.70

Distribution Date: Oct 25, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Oct 25, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #